Classification and measurement of financial instruments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Classification and measurement of financial instruments
24. Classification and measurement of financial instruments
Accounting classification and fair value hierarchy

		2022					2021
Hierarchy of fair value measurement		Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m
Financial assets
Other financial assets	1,3 b	106		50	–	156	114		61	–	175
Cash and cash equivalents	1	360		616	–	976	1,025		425	–	1,450
Derivative financial instruments	2	7		–	–	7	–		–	–	–
Deferred compensation plan investments	1	216		–	–	216	256		–	–	256
Trade and other receivables	–	–		542	104	646	–		501	73	574

Financial liabilities
Derivative financial instruments	2	(11)		–	–	(11)	(62)		–	–	(62)
Deferred compensation plan liabilities	1	(216)		–	–	(216)	(256)		–	–	(256)
Loans and other borrowings	–	–		(2,396)	–	(2,396)	–		(2,845)	–	(2,845)
Trade and other payables	3	(83)		(658)	(37)	(778)	(73)		(566)	(29)	(668)

a
With the exception of equity securities of $88m (2021: $106m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b	Of those measured at fair value, $3m (2021: $8m) are Level 1 and $103m (2021: $106m) are Level 3.
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

Hierarchy of		2022		2021
fair value measurement		Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
£173m 3.875% bonds 2022	1	–	–	(233)	(239)
€ 500m 1.625% bonds 2024	1	(534)	(511)	(565)	(585)
£300m 3.75% bonds 2025	1	(365)	(344)	(408)	(428)
£350m 2.125% bonds 2026	1	(423)	(367)	(473)	(471)
€ 500m 2.125% bonds 2027	1	(539)	(492)	(570)	(601)
£400m 3.375% bonds 2028	1	(480)	(417)	(537)	(566)
Right of offset
Other than in relation to cash pooling arrangements (see note 18), there are no financial instruments with a significant fair value subject to enforceable master netting arrangements and other similar agreements that are not offset in the Group statement of financial position.
Valuation techniques
Money market funds, deferred compensation plan investments and bonds
The fair value of money market funds, deferred compensation plan investments and bonds is based on their quoted market price.
Unquoted equity securities
Unquoted equity securities are fair valued using a discounted cash flow model, either internally or using professional external valuers. The significant unobservable inputs used to determine the fair value of the equity securities are RevPAR growth (based on the market-specific growth assumptions used by external valuers), pre-tax
discount rate which ranged from 6.3% to 10.0% (2021: 6.3% to 9.3%), and a non-marketability
factor which ranged from 20.0% to 30.0% (2021: 20.0% to 30.0%).
Applying a
one-year
slower/faster RevPAR recovery period would result in a $5m/$7m (2021: $7m) (decrease)/increase in fair value respectively. A one percentage point increase/decrease in the discount rate would result in a $8m/$9m (2021: $9m) (decrease)/increase in fair value respectively. A five percentage point increase/decrease in the non-marketability
factor would result in a $6m (2021: $6m) (decrease)/increase in fair value.
Derivative financial instruments and other payables
Currency swaps are measured at the present value of future cash flows discounted back based on quoted forward exchange rates and the applicable yield curves derived from quoted interest rates. Adjustments for credit risk use observable credit default swap spreads.
The put option over part of the Group’s investment in the Barclay associate was valued at $nil at 31 December 2022 and 2021. The value is equal to the excess of the amount receivable under the option (which is based on the Group’s capital invested to date) over fair value. The fair value of the hotel was derived from a pricing opinion provided by a professional external valuer. In 2022, the value of the put option is also affected by specially allocated expenses which results in an obligation valued at $18m (see note 6) recorded within other payables. For the purposes of valuing these instruments, the fair value of the hotel was derived from a pricing opinion provided by a professional external valuer which is categorised as a Level 3 fair value measurement.
Deferred purchase consideration
Deferred purchase consideration arose in respect of the acquisition of Regent, and comprises the present value of $13m payable in 2024. The first instalment of $13m was paid in 2021. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment date.
Contingent purchase consideration
Regent $65m (2021: $73m)
In 2018, the Group acquired a 51% controlling interest in Regent Hospitality Worldwide, Inc (‘RHW’), with put and call options existing over the remaining 49% shareholding exercisable in a phased manner from 2026 to 2033. The Group has a present ownership interest in the remaining shares and the acquisition was accounted for as 100% owned with no non-controlling
interest recognised and contingent purchase consideration comprising the present value of the expected amounts payable on exercise of the options based on the annual trailing revenue of RHW in the year preceding exercise with a floor applied.
The value of the contingent purchase consideration is subject to periodic reassessment as interest rates and RHW revenue expectations change. At 31 December 2022, it is assumed that $39m will be paid in 2026 to acquire an additional 25% of RHW with the remaining 24% acquired in 2028 for $42m. This assumes that the options will be exercised at the earliest permissible date which is consistent with the assumption made on acquisition. The amount recognised is the discounted value of the total expected amount payable of $81m. The discount rate applied is based on observable US corporate bond rates of similar term to the expected payment dates. The range of possible outcomes remains unchanged from the date of acquisition at $81m to $261m (undiscounted).
The significant unobservable inputs used to determine the fair value of the contingent purchase consideration are the projected trailing revenues of RHW and the date of exercising the options. If the annual trailing revenue of RHW were to exceed the floor by 10%, the amount of the contingent purchase consideration recognised in the Group Financial Statements would increase by $6m (2021: $7m). If the date for exercising the options is assumed to be 2033, the amount of the undiscounted contingent purchase consideration would be $86m (2021: $86m).
UK portfolio $nil (2021: $nil)
As the leases were restructured in 2022 and were subject to significant rental reductions, there is no longer any contingent purchase consideration in relation to the UK portfolio hotels.
In relation to the leases signed on acquisition of the portfolio, the contingent purchase consideration comprised the present value of the above-market element of the expected lease payments to the lessor. In 2020, a fair value adjustment of $21m was recognised which reduced the value of the liability arising mainly from a reduction in expected future rentals payable.
Level 3 reconciliation

	Other financial assets $m	Derivative financial instruments $m	Other payables $m	Contingent purchase consideration $m
At 1 January 2021	88	4	–	(79)
Additions	3	–	–	–
Valuation gains recognised in other comprehensive income	15	–	–	–
Unrealised changes in fair value a	–	(4)	–	6
At 31 December 2021	106	–	–	(73)
Valuation losses recognised in other comprehensive income	(1)	–	–	–
Unrealised changes in fair value b	–	–	(18)	8
Exchange adjustments	(2)	–	–	–
At 31 December 2022	103	–	(18)	(65)

a	The change in the fair value of derivative financial instruments was recognised within other net impairment charges in the Group income statement and was presented as an exceptional item.

b	The change in the fair value of other payables was recognised within share of losses from associates in the Group income statement and is presented as an exceptional item.